Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
OPERATING ACTIVITIES
Net income	$ (236,748)	$ (351,342)	$ (201,019)
Items not involving cash:
Depreciation of property and equipment	19,347	10,953	11,844
Amortization of intangible asset	8,804	9,497	9,988
Impairment of investment	(66,611)	180,271	98,464
Stock-based compensation	81,898	78,226	140,169
Changes in operating working capital:
Decrease (increase) in accounts receivable	60,316	30,802	36,825
Decrease (increase) in investment tax credits	(7,692)	1,094	(34,086)
Increase in other tax credits	85,873	(13,106)	(85,793)
Decrease (increase) in prepaid expenses	3,144	6,225	2,853
Increase (decrease) in accounts payable	(5,344)	20,774	(13,911)
Increase (decrease) in accrued liabilities	31,823	(11,271)	13,205
Increase (decrease) in deferred revenue	(39,431)	8,400	45,651
Cash flows provided by operating activities	(64,621)	(29,477)	24,190
INVESTING ACTIVITIES
Purchase of property and equipment	(9,283)	$ (18,917)	$ (4,580)
Proceeds on sale of assets	$ 66,611
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	$ 57,328	$ (18,917)	$ (4,580)
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(351,063)	(156,376)	(190,274)
Increase in cash and cash equivalents	(358,356)	(204,770)	(170,664)
Cash and cash equivalents, beginning of year	1,386,737	1,591,507	1,762,172
Cash and cash equivalents, end of year	$ 1,028,381	$ 1,386,737	$ 1,591,507